Subsequent events (Narrative) (Details) - Subsequent Events [Member] - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 20, 2024	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Repayments of revolving credit facility		$ 30.2
Dividend declared per share	$ 0.06